Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
On January 1, 2025 we prospectively adopted ASU 2023-09
(Topic 740): Income Taxes: Improvements to Income Tax
Disclosures which expands the existing rules on income tax
disclosures. This update requires entities to disclose specific categories in the tax rate reconciliation, provide additional information for reconciling items that meet a quantitative
threshold and disclose additional information about income taxes paid on an annual basis. In determining the reconciling items we considered the effect of tax rulings as part of the statutory tax rate.
Our effective tax rate was 28.1%, 14.3% and 13.8% for 2025,
2024 and 2023. The effective income tax rate for 2025 increased from 2024 due to the 2025 tax effect of transfers of intellectual property between tax jurisdictions and the 2024 tax effect of the sale of the Spinal Implants business. The effective income tax rate for 2024 increased from 2023 due to the 2023 tax effect of transfers of intellectual property between tax jurisdictions offset by the 2024 tax effect of the sale of the Spinal Implants business.

Effective Income Tax Rate Reconciliation
	2025
	Amount	Percent
United States federal statutory rate	$948	21.0%
State and Local Income Taxes, Net of Federal Income Tax Effect(1)	173	3.8
Foreign Tax Effects
Ireland
Statutory tax rate difference	(177)	(3.9)
Other	17	0.4
Puerto Rico
Statutory tax rate difference	(49)	(1.1)
Withholding Tax	60	1.3
Expiration of credits carryforward	78	1.7
Change in valuation allowance	(78)	(1.7)
Other	(4)	(0.1)
Other foreign jurisdictions	20	0.4
Effect of changes in tax laws or rates enacted in the current period	—	—
Effect of Cross-Border Tax Laws
Direct foreign tax credits	(90)	(2.0)
Global intangible low-taxed income	70	1.6
Tax Credits
Research and development tax credits	(53)	(1.2)
Changes in Valuation Allowances	—	—
Nontaxable or Nondeductible Items
Spinal Implants divestiture	(51)	(1.1)
Transfers of intellectual property	405	9.0
Changes in unrecognized Tax Benefits	17	0.4
Other Adjustments	(18)	(0.4)
Effective Tax Rate	$1,268	28.1%
(1) State taxes in Pennsylvania, New York, Illinois, Florida, California, Michigan,
Indiana, and Tennessee accounted for the majority (greater than 50%) of the tax effect in this category.

Effective Income Tax Rate Reconciliation
	2024	2023
United States federal statutory rate	21.0%	21.0%
United States state and local income taxes, less federal deduction	1.1	1.1
Foreign income tax at rates other than 21%	(4.1)	(6.8)
Tax related to repatriation of foreign earnings	0.3	1.2
United States research and development credits	(1.4)	(1.2)
Intellectual property transfers	—	(3.3)
Goodwill impairment	2.8	—
Outside basis difference related to the anticipated sale of the Spinal Implants business	(4.9)	—
Other	(0.5)	1.8
Effective income tax rate	14.3%	13.8%

Cash paid for income taxes (net of refunds received)
2025
United States - Federal	533
United States - State	71
Foreign
Ireland	175
Other	223
Subtotal	398
Total	$1,002

Earnings Before Income Taxes
	2025	2024	2023
United States	$1,434	$523	$701
International	3,080	2,969	2,972
Total	$4,514	$3,492	$3,673

Components of Income Tax Expense (Benefit)
Current income tax expense (benefit):	2025	2024	2023
United States federal	$414	$490	$236
United States state and local	149	90	48
International	313	289	430
Total current income tax expense	$876	$869	$714
Deferred income tax expense (benefit):
United States federal	$186	$(462)	$(212)
United States state and local	78	(76)	(20)
International	128	168	26
Total deferred income tax expense (benefit)	$392	$(370)	$(206)
Total income tax expense	$1,268	$499	$508
Interest included in interest expense was $18, $13, and $1 in
2025, 2024 and 2023. The United States federal deferred income tax expense (benefit) includes the utilization of net operating loss carryforwards of $32, $9 and $189 in 2025, 2024 and 2023.

Deferred Income Tax Assets and Liabilities
Deferred income tax assets:	2025	2024
Inventories	$553	$551
Other accrued expenses	401	207
Depreciation and amortization	546	715
State income taxes	90	167
Share-based compensation	117	100
Research and development capitalization	40	408
International interest expense carryforwards	56	52
Net operating loss and credit carryforwards	315	410
Outside basis difference related to the anticipated sale of the Spinal Implants business	—	170
Other	352	310
Total deferred income tax assets	$2,470	$3,090
Less valuation allowances	(148)	(228)
Net deferred income tax assets	$2,322	$2,862
Deferred income tax liabilities:
Depreciation and amortization	$(1,222)	$(1,141)
Undistributed earnings	(139)	(61)
Total deferred income tax liabilities	$(1,361)	$(1,202)
Net deferred income tax assets	$961	$1,660
Reported as:
Noncurrent deferred income tax assets	$1,098	$1,742
Noncurrent liabilities—Other liabilities	(137)	(82)
Total	$961	$1,660
Accrued interest was $96 and $71 on December 31, 2025 and
2024 which was reported in accrued expenses and other
liabilities and other noncurrent liabilities.
United States federal loss carryforwards of $271, with $57 of associated deferred tax asset and with $2 being subject to a valuation allowance, begin to expire in 2026. United States state loss carryforwards of $1,606, with $64 associated deferred tax asset and with $33 being subject to a valuation allowance, begin to expire in 2026. International loss carryforwards of $309, with
$67 of associated deferred tax asset and with $61 being subject to a valuation allowance, begin to expire in 2026; however, some have no expiration. We also have tax credit carryforwards of
$141 with $4 being subject to a full valuation allowance. The credits with a full valuation allowance begin to expire in 2026.
We recorded deferred income tax on undistributed earnings of foreign subsidiaries not determined to be indefinitely reinvested.
The amount of undistributed earnings of foreign subsidiaries determined to be indefinitely reinvested at December 31, 2025 was approximately $11.7 billion. Determination of the total
amount of unrecognized deferred income tax on undistributed
earnings of foreign subsidiaries is not practicable.

Uncertain Income Tax Positions
	2025	2024
Beginning uncertain tax positions	$349	$371
Increases related to current year income tax positions	19	18
Increases related to prior year income tax positions	12	—
Decreases related to prior year income tax positions	—	(4)
Settlements of income tax audits	—	(21)
Statute of limitations expirations and other	(4)	(3)
Foreign currency translation	27	(12)
Ending uncertain tax positions	$403	$349
Reported as:
Noncurrent liabilities—Income taxes	$403	$349
Our income tax expense would have been reduced by $279 and
$224 in 2025 and 2024 had our uncertain income tax positions been favorably resolved. It is reasonably possible that the
amount of unrecognized tax benefits will significantly change due to one or more of the following events in the next 12 months:
expiring statutes, audit activity, tax payments, competent
authority proceedings related to transfer pricing or final decisions in matters that are the subject of controversy in various taxing jurisdictions in which we operate, including inventory transfer pricing, cost sharing, product royalty and foreign branch
arrangements. We are not able to reasonably estimate the
amount or the future periods in which changes in unrecognized tax benefits may be resolved. Interest incurred associated with uncertain tax positions is included in interest expense.